Shareholder Report	12 Months Ended	44 Months Ended	106 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000004010
Shareholder Report [Line Items]
Fund Name	International Discovery Fund
Class Name	Investor Class
Trading Symbol	PRIDX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Discovery Fund - Investor Class	$140	1.25%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  International small-cap stocks posted solid gains in the year ended October 31, 2024. Inflation decelerated almost universally across developed economies, clearing the path for central banks to start cutting interest rates. With employment and growth still quite resilient, the pace of monetary easing was gradual.

  Versus the S&P Global ex-U.S. Small Cap Index Net, the leading contributor to relative performance was stock selection in Japan. Shares of IHI Corporation soared as markets rewarded the industrial conglomerate's solid growth, driven by its civil aero engines and defense equipment segment. Our overweight position and stock choices in China also added value.

  On the negative side, the leading detractor from relative performance was stock selection in Italy. Amplifon was a major laggard. The retailer of hearing care solutions saw disappointing performance in European markets, particularly France, and faced some operational challenges in Spain. Our stock choices in the UK also weighed on performance.

  The fund invests in rapidly growing, small to medium-sized companies outside the U.S. with a focus on durable growth opportunities. We focus on companies that have a sound business model and management team, a prudent balance sheet, and a reasonable valuation and that are operating within an attractive industry structure. We continued to try and ensure a balanced portfolio. The recent past has been a tough environment for quality compounders so this was an area of focus, especially as we started to see signs that major external disruptions (COVID on/off, supply chain collapse/overstock, China weakness) were beginning to normalize.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
International Discovery Fund (Investor Class)	24.63%	5.76%	6.92%
S&P Global ex US Broad Market Index (BMI) Net (Regulatory Benchmark)	24.35	5.82	5.00
S&P Global ex-U.S. Small Cap Index Net (Strategy Benchmark)	21.32	5.06	5.20

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 5,952,748,000	$ 5,952,748,000	$ 5,952,748,000
Holdings Count | Holding	233	233	233
Advisory Fees Paid, Amount	$ 62,432,000
InvestmentCompanyPortfolioTurnover	29.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$5,952,748 Number of Portfolio Holdings233
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	23.3%
Consumer Discretionary	16.9
Information Technology	11.0
Financials	10.5
Materials	9.9
Health Care	8.4
Energy	4.5
Real Estate	4.4
Communication Services	3.4
Other	7.7

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

BAWAG Group, Austria	2.1%
MercadoLibre, Argentina	1.8
Redcare Pharmacy, Germany	1.6
SPIE, France	1.5
China Resources Mixc Lifestyle Services, China	1.2
Amplifon, Italy	1.1
FPT, Vietnam	1.0
Laboratorios Farmaceuticos Rovi, Spain	1.0
Croda International, United Kingdom	0.9
Descartes Systems Group, Canada	0.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000166320
Shareholder Report [Line Items]
Fund Name	International Discovery Fund
Class Name	I Class
Trading Symbol	TIDDX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Discovery Fund - I Class	$121	1.08%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  International small-cap stocks posted solid gains in the year ended October 31, 2024. Inflation decelerated almost universally across developed economies, clearing the path for central banks to start cutting interest rates. With employment and growth still quite resilient, the pace of monetary easing was gradual.

  Versus the S&P Global ex-U.S. Small Cap Index Net, the leading contributor to relative performance was stock selection in Japan. Shares of IHI Corporation soared as markets rewarded the industrial conglomerate's solid growth, driven by its civil aero engines and defense equipment segment. Our overweight position and stock choices in China also added value.

  On the negative side, the leading detractor from relative performance was stock selection in Italy. Amplifon was a major laggard. The retailer of hearing care solutions saw disappointing performance in European markets, particularly France, and faced some operational challenges in Spain. Our stock choices in the UK also weighed on performance.

  The fund invests in rapidly growing, small to medium-sized companies outside the U.S. with a focus on durable growth opportunities. We focus on companies that have a sound business model and management team, a prudent balance sheet, and a reasonable valuation and that are operating within an attractive industry structure. We continued to try and ensure a balanced portfolio. The recent past has been a tough environment for quality compounders so this was an area of focus, especially as we started to see signs that major external disruptions (COVID on/off, supply chain collapse/overstock, China weakness) were beginning to normalize.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/17/15
International Discovery Fund (I Class)	24.84%	5.91%	7.15%
S&P Global ex US Broad Market Index (BMI) Net (Regulatory Benchmark)	24.35	5.82	6.58
S&P Global ex-U.S. Small Cap Index Net (Strategy Benchmark)	21.32	5.06	5.95

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date			Dec. 17, 2015
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 5,952,748,000	$ 5,952,748,000	$ 5,952,748,000
Holdings Count | Holding	233	233	233
Advisory Fees Paid, Amount	$ 62,432,000
InvestmentCompanyPortfolioTurnover	29.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$5,952,748 Number of Portfolio Holdings233
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	23.3%
Consumer Discretionary	16.9
Information Technology	11.0
Financials	10.5
Materials	9.9
Health Care	8.4
Energy	4.5
Real Estate	4.4
Communication Services	3.4
Other	7.7

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

BAWAG Group, Austria	2.1%
MercadoLibre, Argentina	1.8
Redcare Pharmacy, Germany	1.6
SPIE, France	1.5
China Resources Mixc Lifestyle Services, China	1.2
Amplifon, Italy	1.1
FPT, Vietnam	1.0
Laboratorios Farmaceuticos Rovi, Spain	1.0
Croda International, United Kingdom	0.9
Descartes Systems Group, Canada	0.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000225807
Shareholder Report [Line Items]
Fund Name	International Discovery Fund
Class Name	Z Class
Trading Symbol	TRZKX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Discovery Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  International small-cap stocks posted solid gains in the year ended October 31, 2024. Inflation decelerated almost universally across developed economies, clearing the path for central banks to start cutting interest rates. With employment and growth still quite resilient, the pace of monetary easing was gradual.

  Versus the S&P Global ex-U.S. Small Cap Index Net, the leading contributor to relative performance was stock selection in Japan. Shares of IHI Corporation soared as markets rewarded the industrial conglomerate's solid growth, driven by its civil aero engines and defense equipment segment. Our overweight position and stock choices in China also added value.

  On the negative side, the leading detractor from relative performance was stock selection in Italy. Amplifon was a major laggard. The retailer of hearing care solutions saw disappointing performance in European markets, particularly France, and faced some operational challenges in Spain. Our stock choices in the UK also weighed on performance.

  The fund invests in rapidly growing, small to medium-sized companies outside the U.S. with a focus on durable growth opportunities. We focus on companies that have a sound business model and management team, a prudent balance sheet, and a reasonable valuation and that are operating within an attractive industry structure. We continued to try and ensure a balanced portfolio. The recent past has been a tough environment for quality compounders so this was an area of focus, especially as we started to see signs that major external disruptions (COVID on/off, supply chain collapse/overstock, China weakness) were beginning to normalize.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 2/22/21
International Discovery Fund (Z Class)	26.21%	-3.55%
S&P Global ex US Broad Market Index (BMI) Net (Regulatory Benchmark)	24.35	1.74
S&P Global ex-U.S. Small Cap Index Net (Strategy Benchmark)	21.32	-0.18

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Feb. 22, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 5,952,748,000	$ 5,952,748,000	$ 5,952,748,000
Holdings Count | Holding	233	233	233
Advisory Fees Paid, Amount	$ 62,432,000
InvestmentCompanyPortfolioTurnover	29.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$5,952,748 Number of Portfolio Holdings233
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	23.3%
Consumer Discretionary	16.9
Information Technology	11.0
Financials	10.5
Materials	9.9
Health Care	8.4
Energy	4.5
Real Estate	4.4
Communication Services	3.4
Other	7.7

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

BAWAG Group, Austria	2.1%
MercadoLibre, Argentina	1.8
Redcare Pharmacy, Germany	1.6
SPIE, France	1.5
China Resources Mixc Lifestyle Services, China	1.2
Amplifon, Italy	1.1
FPT, Vietnam	1.0
Laboratorios Farmaceuticos Rovi, Spain	1.0
Croda International, United Kingdom	0.9
Descartes Systems Group, Canada	0.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless